Accounts Receivable, Net (Details)			12 Months Ended
	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment			$ 189,671	$ 24,236
Recovery for doubtful accounts			88,578	11,319	142,194
Uncollectible receivables			$ 140,641	$ 17,972	$ 89,251
ASU No. 2016-13 [Member]
Accounts Receivable, Net [Line Items]
Cumulative-effect adjustment	$ (189,671)	$ (24,236)